Share-Based Compensation - Summary of the Status of Employee Stock Options (Details) - Stock Options - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Number of Shares
Outstanding (in shares)	1,149
Exercised (in shares)	(249)
Expired (in shares)	(2)
Outstanding (in shares)	898
Vested (in shares)	898	1,100	1,400
Vested and expected to vest (in shares)	898
Weighted Average Exercise Price
Outstanding (in USD per share)	$ 19.54
Exercised (in USD per share)	17.77
Expired (in USD per share)	15.84
Outstanding (in USD per share)	20.04
Vested (in USD per share)	20.04	$ 19.54	$ 19.84
Vested and expected to vest (in USD per share)	$ 20.04
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Weighted Average Contractual Term [Abstract]
Vested and expected to vest	2 years 9 months
Vested	2 years 9 months
Outstanding	2 years 9 months
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Aggregate Intrinsic Value [Abstract]
Outstanding	$ 12,946
Vested	12,946
Vested and expected to vest	$ 12,946